Equity-Accounted Investees - Summary of Interest in Joint Venture (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Taxes rate	23.00%	23.00%
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Taxes rate		23.00%